Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-07 - Fidelity Managed Retirement 2015 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNI Past 1 year	IXZNI Since Inception
Total	5.52%	8.89%	[1]	(1.54%)	3.04%	[1]	5.55%	8.46%	[1]

[1]	(a)From August 1, 2019